DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding forward contracts, notional amount			$ 177
Unrealized gain arising during the period from foreign currency derivative contracts		$ 477	$ 17
Realized gain arising during the period from foreign currency derivative contracts	17	158
Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain arising during the period from foreign currency derivative contracts	$ 20	$ 158